Statement of Operations (EUR €) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Sales of goods	€ 16,895	€ 14,767	€ 17,009
Sales of RPPs & leases	3,957	3,922	3,988
Sales of spare parts and services	5,400	5,375	5,021
Total sales	26,252	24,065	26,018
Other revenues	533	15	47
Total revenues	26,785	24,080	26,065
Cost of goods	(9,825)	(8,883)	(9,735)
Cost of RPPs & leases	(2,155)	(2,191)	(2,329)
Cost of spare parts and services	(3,604)	(3,686)	(3,568)
Total cost of sales	(15,584)	(14,761)	(15,632)
Gross profit	11,201	9,319	10,433
Operating Expenses
Research and development expenses	(2,932)	(2,595)	(2,659)
Selling and marketing expenses	(6,678)	(6,279)	(6,620)
General and administrative expenses	(3,328)	(3,200)	(3,185)
Loss from operations	(1,736)	(2,755)	(2,030)
Nonoperating Income (Expense)
Foreign currency exchange gain (loss), net	(431)	(1,230)	(733)
Other income (expense), net	0	0	0
Financial (expense) income, net	1,771	(901)	(4,594)
Income (loss) before taxes	(396)	(4,886)	(7,358)
Income tax (expense) benefit	(116)	(135)	(118)
Net income (loss)	€ (512)	€ (5,021)	€ (7,475)
Earnings per share
Basic income (loss) per share	€ (0.02)	€ (0.24)	€ (0.43)
Diluted income (loss) per share	€ (0.02)	€ (0.24)	€ (0.43)
Basic Weighted average shares outstanding	23,600,428	20,593,720	17,556,395
Diluted Weighted average shares outstanding	23,600,428	20,593,720	17,556,395